Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
SG Holdings Co. Ltd.	800	$21,670
Yamato Holdings Co. Ltd.	800	16,217

		37,887

Airlines — 0.6%
ANA Holdings Inc.	600	20,093
Japan Airlines Co. Ltd.	600	18,861

		38,954

Auto Components — 3.1%
Aisin Seiki Co. Ltd.	600	19,922
Bridgestone Corp.	600	22,431
Denso Corp.	400	15,480
Koito Manufacturing Co. Ltd.	400	18,568
NGK Spark Plug Co. Ltd.	1,000	17,601
Stanley Electric Co. Ltd.	800	18,317
Sumitomo Electric Industries Ltd.	1,400	16,911
Sumitomo Rubber Industries Ltd.	1,600	17,743
Toyoda Gosei Co. Ltd.	1,000	17,490
Toyota Industries Corp.	400	20,594
Yokohama Rubber Co. Ltd. (The)	1,000	16,707

		201,764

Automobiles — 2.6%
Honda Motor Co. Ltd.	800	19,533
Isuzu Motors Ltd.	1,800	19,894
Mazda Motor Corp.	1,800	17,598
Mitsubishi Motors Corp.	3,600	16,976
Nissan Motor Co. Ltd.	2,400	16,238
Subaru Corp.	800	18,583
Suzuki Motor Corp.	400	19,002
Toyota Motor Corp.	400	23,519
Yamaha Motor Co. Ltd.	1,000	17,159

		168,502

Banks — 4.4%
Aozora Bank Ltd.	800	19,445
Bank of Kyoto Ltd. (The)	400	15,657
Chiba Bank Ltd. (The)	3,400	16,315
Concordia Financial Group Ltd.	5,000	19,157
Fukuoka Financial Group Inc.	1,000	17,140
Japan Post Bank Co. Ltd.	1,800	18,435
Mebuki Financial Group Inc.	7,400	18,607
Mitsubishi UFJ Financial Group Inc.	4,000	18,461
Mizuho Financial Group Inc.	13,000	18,403
Resona Holdings Inc.	4,400	18,638
Seven Bank Ltd.	6,800	17,411
Shinsei Bank Ltd.	1,600	22,738
Shizuoka Bank Ltd. (The)	2,600	20,594
Sumitomo Mitsui Financial Group Inc.	600	20,905
Sumitomo Mitsui Trust Holdings Inc.	600	22,022

		283,928

Beverages — 1.1%
Asahi Group Holdings Ltd.	400	17,599
Coca-Cola Bottlers Japan Holdings Inc.	800	18,184
Kirin Holdings Co. Ltd.	1,000	21,690
Suntory Beverage & Food Ltd.	400	16,634

		74,107

Biotechnology — 0.3%
PeptiDream Inc.(a)	400	19,931

Security	Shares	Value

Building Products — 1.3%
AGC Inc./Japan	600	$19,314
Daikin Industries Ltd.	200	24,370
LIXIL Group Corp.	1,400	17,949
TOTO Ltd.	600	22,353

		83,986

Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,000	17,477
Japan Exchange Group Inc.	1,200	18,612
Nomura Holdings Inc.	5,200	16,394
SBI Holdings Inc./Japan	800	18,502

		70,985

Chemicals — 6.3%
Air Water Inc.	1,200	17,883
Asahi Kasei Corp.	2,000	20,612
Daicel Corp.	2,000	17,039
Hitachi Chemical Co. Ltd.	1,200	32,118
JSR Corp.	1,200	17,076
Kaneka Corp.	600	20,723
Kansai Paint Co. Ltd.	1,200	22,734
Kuraray Co. Ltd.	1,400	16,066
Mitsubishi Chemical Holdings Corp.	2,800	18,343
Mitsubishi Gas Chemical Co. Inc.	1,200	14,976
Mitsui Chemicals Inc.	800	17,588
Nippon Paint Holdings Co. Ltd.	600	23,762
Nissan Chemical Corp.	400	16,984
Nitto Denko Corp.	400	17,499
Shin-Etsu Chemical Co. Ltd.	200	16,665
Showa Denko KK	600	16,507
Sumitomo Chemical Co. Ltd.	4,200	18,181
Taiyo Nippon Sanso Corp.	1,400	26,253
Teijin Ltd.	1,200	19,596
Toray Industries Inc.	2,800	19,262
Tosoh Corp.	1,400	17,768

		407,635

Commercial Services & Supplies — 1.4%
Dai Nippon Printing Co. Ltd.	1,000	21,690
Park24 Co. Ltd.	800	15,031
Secom Co. Ltd.	200	17,111
Sohgo Security Services Co. Ltd.	400	19,341
Toppan Printing Co. Ltd.	1,200	17,529

		90,702

Construction & Engineering — 1.4%
JGC Corp.	1,400	18,697
Kajima Corp.	1,400	19,200
Obayashi Corp.	2,200	20,222
Shimizu Corp.	2,400	19,562
Taisei Corp.	400	14,607

		92,288

Construction Materials — 0.3%
Taiheiyo Cement Corp.	600	17,739

Consumer Finance — 0.8%
Acom Co. Ltd.	6,000	20,115
AEON Financial Service Co. Ltd.	1,000	15,998
Credit Saison Co. Ltd.	1,400	15,087

		51,200

Containers & Packaging — 0.3%
Toyo Seikan Group Holdings Ltd.	1,000	18,936

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	800	$18,627

Diversified Financial Services — 0.9%
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,000	19,968
ORIX Corp.	1,400	19,793
Tokyo Century Corp.	400	16,210

		55,971

Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	400	17,927

Electric Utilities — 1.7%
Chubu Electric Power Co. Inc.	1,400	19,103
Chugoku Electric Power Co. Inc. (The)	1,600	20,027
Kansai Electric Power Co. Inc. (The)	1,400	16,318
Kyushu Electric Power Co. Inc.	1,800	17,755
Tohoku Electric Power Co. Inc.	1,600	16,328
Tokyo Electric Power Co. Holdings Inc.(a)	3,600	18,501

		108,032

Electrical Equipment — 1.0%
Fuji Electric Co. Ltd.	600	20,060
Mitsubishi Electric Corp.	1,600	20,049
Nidec Corp.	200	25,033

		65,142

Electronic Equipment, Instruments & Components — 4.0%
Alps Alpine Co. Ltd.	1,000	16,578
Hamamatsu Photonics KK	600	21,552
Hirose Electric Co. Ltd.	200	21,920
Hitachi High-Technologies Corp.	600	25,558
Hitachi Ltd.	600	20,369
Kyocera Corp.	400	24,404
Murata Manufacturing Co. Ltd.	400	17,334
Nippon Electric Glass Co. Ltd.	800	19,261
Omron Corp.	400	19,010
Shimadzu Corp.	800	20,049
TDK Corp.	200	13,631
Yaskawa Electric Corp.	600	17,407
Yokogawa Electric Corp.	1,000	19,461

		256,534

Entertainment — 1.2%
Konami Holdings Corp.	600	28,294
Nexon Co. Ltd.(a)	1,400	20,850
Toho Co. Ltd./Tokyo	600	25,752

		74,896

Equity Real Estate Investment Trusts (REITs) — 2.8%
Daiwa House REIT Investment Corp.	8	18,907
Japan Prime Realty Investment Corp.	6	25,641
Japan Real Estate Investment Corp.	4	23,762
Japan Retail Fund Investment Corp.	10	20,134
Nippon Building Fund Inc.	4	27,336
Nippon Prologis REIT Inc.	10	21,745
Nomura Real Estate Master Fund Inc.	14	21,714
United Urban Investment Corp.	12	19,784

		179,023

Food & Staples Retailing — 2.0%
Aeon Co. Ltd.	1,000	17,292
FamilyMart UNY Holdings Co. Ltd.	800	19,275
Lawson Inc.	400	18,678
Seven & i Holdings Co. Ltd.	600	20,259
Sundrug Co. Ltd.	600	15,042

Security	Shares	Value

Food & Staples Retailing (continued)
Tsuruha Holdings Inc.	200	$16,044
Welcia Holdings Co. Ltd.	600	21,055

		127,645

Food Products — 3.3%
Ajinomoto Co. Inc.	1,400	23,816
Calbee Inc.	800	22,694
Kikkoman Corp.	400	16,597
MEIJI Holdings Co. Ltd.	200	14,018
NH Foods Ltd.	600	24,260
Nisshin Seifun Group Inc.	1,000	23,246
Nissin Foods Holdings Co. Ltd.	400	24,241
Toyo Suisan Kaisha Ltd.	600	23,431
Yakult Honsha Co. Ltd.	400	22,768
Yamazaki Baking Co. Ltd.	1,200	18,026

		213,097

Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	1,000	17,748
Toho Gas Co. Ltd.	400	15,584
Tokyo Gas Co. Ltd.	800	19,875

		53,207

Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	400	20,484
Hoya Corp.	400	27,844
Olympus Corp.	1,600	18,936
Sysmex Corp.	400	27,738
Terumo Corp.	800	22,753

		117,755

Health Care Providers & Services — 1.0%
Alfresa Holdings Corp.	800	20,152
Medipal Holdings Corp.	800	17,323
Suzuken Co. Ltd./Aichi Japan	400	24,646

		62,121

Health Care Technology — 0.4%
M3 Inc.	1,400	26,459

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Holdings Co. Japan Ltd.	400	18,200
Oriental Land Co. Ltd./Japan	200	24,407

		42,607

Household Durables — 2.7%
Casio Computer Co. Ltd.	1,400	15,615
Iida Group Holdings Co. Ltd.	1,200	19,032
Nikon Corp.	1,400	19,161
Panasonic Corp.	2,200	17,523
Rinnai Corp.	400	26,231
Sekisui Chemical Co. Ltd.	1,400	20,592
Sekisui House Ltd.	1,200	19,248
Sharp Corp./Japan(b)	1,800	16,379
Sony Corp.	400	19,367

		173,148

Household Products — 0.8%
Lion Corp.	1,000	19,378
Pigeon Corp.	400	15,234
Unicharm Corp.	600	18,010

		52,622

Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	800	17,544

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.6%
Keihan Holdings Co. Ltd.	400	$17,260
Toshiba Corp.	600	19,065

		36,325

Insurance — 2.2%
Dai-ichi Life Holdings Inc.	1,400	20,296
Japan Post Holdings Co. Ltd.	1,600	17,713
MS&AD Insurance Group Holdings Inc.	600	19,043
Sompo Holdings Inc.	600	22,723
Sony Financial Holdings Inc.	1,200	26,614
T&D Holdings Inc.	1,600	16,733
Tokio Marine Holdings Inc.	400	19,898

		143,020

Interactive Media & Services — 0.9%
Kakaku.com Inc.	1,000	20,281
LINE Corp.(a)	600	17,518
Yahoo Japan Corp.	7,000	20,179

		57,978

Internet & Direct Marketing Retail — 1.0%
Mercari Inc.(a)	600	17,683
Rakuten Inc.	2,800	29,270
ZOZO Inc.	1,000	17,205

		64,158

IT Services — 2.2%
Fujitsu Ltd.	200	13,548
GMO Payment Gateway Inc.	200	13,447
Itochu Techno-Solutions Corp.	800	19,864
Nomura Research Institute Ltd.	600	29,344
NTT Data Corp.	1,800	21,552
Obic Co. Ltd.	200	24,186
Otsuka Corp.	600	23,293

		145,234

Leisure Products — 1.7%
Bandai Namco Holdings Inc.	400	19,673
Sankyo Co. Ltd.	600	22,933
Sega Sammy Holdings Inc.	1,600	18,980
Shimano Inc.	200	30,652
Yamaha Corp.	400	17,997

		110,235

Machinery — 6.4%
Amada Holdings Co. Ltd.	2,000	20,631
Daifuku Co. Ltd.	400	20,152
FANUC Corp.	200	34,032
Hino Motors Ltd.	2,200	17,446
Hitachi Construction Machinery Co. Ltd.	800	18,649
Hoshizaki Corp.	200	15,142
IHI Corp.	800	17,853
JTEKT Corp.	1,600	16,976
Kawasaki Heavy Industries Ltd.	800	17,927
Komatsu Ltd.	800	17,805
Kubota Corp.	1,400	21,411
Kurita Water Industries Ltd.	800	19,224
Makita Corp.	600	21,054
MINEBEA MITSUMI Inc.	1,200	17,639
MISUMI Group Inc.	800	18,870
Mitsubishi Heavy Industries Ltd.	600	26,321
Nabtesco Corp.	800	20,226
NGK Insulators Ltd.	1,400	19,006
NSK Ltd.	2,200	17,689

Security	Shares	Value

Machinery (continued)
Sumitomo Heavy Industries Ltd.	600	$19,037
THK Co. Ltd.	800	16,409

		413,499

Marine — 0.5%
Mitsui OSK Lines Ltd.	800	17,065
Nippon Yusen KK	1,200	18,159

		35,224

Media — 0.9%
CyberAgent Inc.	600	23,099
Dentsu Inc.	400	13,079
Hakuhodo DY Holdings Inc.	1,400	22,023

		58,201

Metals & Mining — 2.0%
Hitachi Metals Ltd.	2,000	19,931
JFE Holdings Inc.	1,200	16,667
Kobe Steel Ltd.	2,600	16,116
Maruichi Steel Tube Ltd.	600	15,722
Mitsubishi Materials Corp.	800	20,874
Nippon Steel Corp.	1,200	19,966
Sumitomo Metal Mining Co. Ltd.	800	21,087

		130,363

Multiline Retail — 1.9%
Isetan Mitsukoshi Holdings Ltd.	2,000	16,542
J Front Retailing Co. Ltd.	1,800	18,816
Marui Group Co. Ltd.	1,200	25,022
Pan Pacific International Holdings Corp.	400	24,757
Ryohin Keikaku Co. Ltd.	200	36,233

		121,370

Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	661	18,720
Inpex Corp.	2,000	16,188
JXTG Holdings Inc.	4,000	19,102

		54,010

Paper & Forest Products — 0.3%
Oji Holdings Corp.	3,400	17,662

Personal Products — 1.7%
Kao Corp.	200	15,621
Kobayashi Pharmaceutical Co. Ltd.	200	14,884
Kose Corp.	200	31,628
Pola Orbis Holdings Inc.	600	16,606
Shiseido Co. Ltd.	400	28,857

		107,596

Pharmaceuticals — 4.4%
Astellas Pharma Inc.	1,400	18,858
Chugai Pharmaceutical Co. Ltd.	400	26,673
Daiichi Sankyo Co. Ltd.	600	29,040
Eisai Co. Ltd.	400	23,515
Hisamitsu Pharmaceutical Co. Inc.	400	16,063
Kyowa Hakko Kirin Co. Ltd.	1,000	18,881
Mitsubishi Tanabe Pharma Corp.	1,400	16,543
Ono Pharmaceutical Co. Ltd.	1,000	17,684
Otsuka Holdings Co. Ltd.	600	20,148
Santen Pharmaceutical Co. Ltd.	1,400	20,154
Shionogi & Co. Ltd.	400	21,883
Sumitomo Dainippon Pharma Co. Ltd.	800	16,424
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,376

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	600	$20,275

		282,517

Professional Services — 0.8%
Persol Holdings Co. Ltd.	1,200	25,553
Recruit Holdings Co. Ltd.	800	25,553

		51,106

Real Estate Management & Development — 2.8%
Aeon Mall Co. Ltd.	1,200	17,628
Daito Trust Construction Co. Ltd.	200	26,037
Daiwa House Industry Co. Ltd.	600	17,966
Hulic Co. Ltd.	2,200	17,466
Mitsubishi Estate Co. Ltd.	1,000	18,393
Mitsui Fudosan Co. Ltd.	800	19,389
Nomura Real Estate Holdings Inc.	1,000	20,576
Sumitomo Realty & Development Co. Ltd.	600	22,143
Tokyu Fudosan Holdings Corp.	3,600	20,093

		179,691

Road & Rail — 4.5%
East Japan Railway Co.	200	18,992
Hankyu Hanshin Holdings Inc.	600	21,607
Keikyu Corp.	1,200	20,325
Keio Corp.	400	26,673
Keisei Electric Railway Co. Ltd.	600	22,436
Kintetsu Group Holdings Co. Ltd.	400	19,157
Kyushu Railway Co.	600	17,905
Nagoya Railroad Co. Ltd.	800	22,090
Nippon Express Co. Ltd.	400	21,331
Odakyu Electric Railway Co. Ltd.	800	19,747
Seibu Holdings Inc.	1,200	20,093
Tobu Railway Co. Ltd.	800	23,283
Tokyu Corp.	1,200	21,287
West Japan Railway Co.	200	15,657

		290,583

Semiconductors & Semiconductor Equipment — 1.9%
Advantest Corp.	600	14,097
Disco Corp.	200	27,944
Renesas Electronics Corp.(a)	3,200	14,589
Rohm Co. Ltd.	400	24,830
SUMCO Corp.	1,400	15,512
Tokyo Electron Ltd.	200	27,244

		124,216

Software — 0.5%
Oracle Corp. Japan(a)	200	13,981
Trend Micro Inc./Japan	400	17,960

		31,941

Specialty Retail — 2.3%
ABC-Mart Inc.	400	24,978
Hikari Tsushin Inc.	200	40,562
Nitori Holdings Co. Ltd.	200	23,808
Shimamura Co. Ltd.	200	15,289
USS Co. Ltd.	1,200	22,801
Yamada Denki Co. Ltd.(b)	4,200	19,651

		147,089

Technology Hardware, Storage & Peripherals — 2.2%
Brother Industries Ltd.	1,200	20,590

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	800	$22,584
FUJIFILM Holdings Corp.	400	19,154
Konica Minolta Inc.	2,200	19,411
NEC Corp.	600	22,243
Ricoh Co. Ltd.	2,000	19,415
Seiko Epson Corp.	1,400	20,631

		144,028

Tobacco — 0.3%
Japan Tobacco Inc.	800	18,365

Trading Companies & Distributors — 2.1%
ITOCHU Corp.	1,200	22,094
Marubeni Corp.	2,800	17,624
Mitsubishi Corp.	800	20,874
Mitsui & Co. Ltd.	1,200	18,540
MonotaRO Co. Ltd.	1,000	21,377
Sumitomo Corp.	1,400	20,225
Toyota Tsusho Corp.	600	17,324

		138,058

Transportation Infrastructure — 0.6%
Japan Airport Terminal Co. Ltd.	600	22,768
Kamigumi Co. Ltd.	800	18,892

		41,660

Wireless Telecommunication Services — 1.2%
KDDI Corp.	800	20,546
NTT DOCOMO Inc.	800	18,388
Softbank Corp.	1,600	20,778
SoftBank Group Corp.	200	18,881

		78,593

Total Common Stocks — 98.3% (Cost: $6,632,146)		6,343,623

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	37,130	37,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	1,043	1,043

		38,188

Total Short-Term Investments — 0.6% (Cost: $38,188)		38,188

Total Investments in Securities — 98.9% (Cost: $6,670,334)		6,381,811

Other Assets, Less Liabilities — 1.1%		67,944

Net Assets — 100.0%		$6,449,755

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Equal Weighted ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/05/19(a)	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	37,130	37,130	$37,145	$14	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,043	1,043	1,043	8		—	—

				$38,188	$22		$—	$—

(a)	The Fund commenced operations on March 05, 2019.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	8	06/13/19	$111	$(7,095)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,343,623	$—	$—	$6,343,623
Money Market Funds	38,188	—	—	38,188

	$6,381,811	$—	$—	$6,381,811

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,095)	$—	$—	$(7,095)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5